Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Interest bearing	$ 81,229
Non-interest bearing	78,628
Payables after notice	352,294
Payable on a fixed date	446,116
Total	958,267	$ 982,440
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	70,603
Non-interest bearing	67,839
Payables after notice	155,961
Payable on a fixed date	314,544
Total	608,947	618,141
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	10,553
Non-interest bearing	10,788
Payables after notice	194,481
Payable on a fixed date	86,577
Total	302,399	314,066
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	73
Non-interest bearing	1
Payables after notice	1,852
Payable on a fixed date	44,995
Total	46,921	50,233
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,422
Non-interest bearing	1,881
Payables after notice	1,627
Payable on a fixed date	19,851
Total	27,781	32,546
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	72,600
Non-interest bearing	40,636
Payables after notice	202,401
Payable on a fixed date	245,118
Total	560,755	575,019
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,207
Non-interest bearing	36,111
Payables after notice	148,266
Payable on a fixed date	129,213
Total	317,797	320,767
Total amortized cost deposits [member]
Disclosure Of Deposits [Line Items]
Interest bearing	81,229
Non-interest bearing	78,628
Payables after notice	352,294
Payable on a fixed date	394,182
Total	906,333	928,332
Deposits at FVTPL [member]
Disclosure Of Deposits [Line Items]
Payable on a fixed date	51,934
Total	$ 51,934	$ 54,108